Derivatives (Balance Sheet Presentation) (Details) (Linn Energy, LLC [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Linn Energy, LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Asset, Fair Value	$ 1,282,390,000	$ 880,175,000
Derivative Liability, Fair Value	405,619,000	320,835,000
Maximum Loss Upon All Counterparties Failing To Perform	$ 1,300,000,000